Equity Method Investment in Joint Ventures (Tables)	3 Months Ended
Mar. 31, 2025
Equity Method Investment in Joint Ventures
Schedule of Information About Joint Ventures

Changes in the Company’s investment in joint ventures for the three months ended March 31, 2025 are summarized as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Balance, December 31, 2024	$94,264	$51,894	$146,158
Loss from investment in joint ventures	(829)	(155)	(984)
Balance, March 31, 2025	$93,435	$51,739	$145,174

Disclosure of Summarized Financial Information for Interest in the Joint Ventures

Summarized financial information for the Company’s interest in the Joint Venture entities on a 100% basis for the three months ended March 31, 2025 are (in thousands):

	SWA Lithium	Texas Lithium	Total
Net loss	$1,507	$283	$1,790
Company’s share of net loss	$829	$155	$984

The carrying amount of the Company's investment in joint ventures on a 100% basis as at March 31, 2025 is as follows (in thousands):

	SWA Lithium	Texas Lithium	Total
Current assets	$12,141	$9,811	$21,952
Non-current assets	63,992	42,416	106,408
Total assets	76,133	52,227	128,360
Current liabilities	8,853	3,255	12,108
Non-current liabilities	11	—	11
Total liabilities	8,864	3,255	12,119
Net assets	$67,269	$48,972	$116,241
Company’s share of joint ventures	36,998	26,935	63,933
Adjustments to the Company’s share of net assets(1)	56,437	24,804	81,241
Carrying amount of investment in joint ventures	$93,435	$51,739	$145,174

(1) Adjustments to the Company's share of net assets include the impact of the initial fair value measurement on May 7, 2024 and the impact of Equinor solely funding $40.0 million and $20.0 million of capital contributions in SWA Lithium and Texas Lithium, respectively, through March 31, 2025.